Goodwill and Other Intangible Assets, net - Schedule of Changes in Carrying Value of Goodwill (Detail) $ in Thousands	10 Months Ended
Jun. 30, 2024 USD ($)
Goodwill [Line Items]
Beginning balance	$ 0
Ending balance	516,629
MGM [Member]
Goodwill [Line Items]
Acquisition of goodwill	216,733
PwrQ [Member]
Goodwill [Line Items]
Acquisition of goodwill	44,709
States [Member]
Goodwill [Line Items]
Acquisition of goodwill	25,053
VanTran [Member]
Goodwill [Line Items]
Acquisition of goodwill	$ 230,134